Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Net loss per share

7. Net loss per share:

The following table sets forth the computation of basic net loss per share attributable to common shareholders for the period ended December 31:

2025
Numerator:
Net loss attributable to common shareholders, basic and diluted	$(12)
Denominator:
Weighted average common shares outstanding	1
Net loss per share attributable to common shareholders, basic and diluted	$(12,035)

The Company has one common share.